Tax Financing Program - Schedule of Future Payment of Tax Financing Program (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Maturities of Long-term Debt [Abstract]
2018	R$ 134,404	R$ 278,277
2019	148,118	155,875
2020	91,422	94,060
2021	91,422	94,060
2022	91,422	94,060
2023 to 2024	167,608	172,445
Total	R$ 724,396	R$ 888,777	R$ 760,456